Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of net loss attributable to redeemable noncontrolling interests
The following table provides the net income attributable to Hoya Topco’s redeemable noncontrolling interest (in thousands):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Net income—Hoya Intermediate	$30,272	$3,138
Hoya Topco’s weighted average % allocation of Hoya Intermediate’s net income (loss)	59.8%	59.9%

Net income attributable to Hoya Topco’s redeemable noncontrolling interests	$18,090	$1,879

The following table provides the net income (loss) attributable to Hoya Topco’s redeemable noncontrolling interest for the year ended December 31, 2022 and the period from October 18, 2021 to December 31, 2021:

	2022	2021
Net income (loss)—Hoya Intermediate	$70,794	$(5,024)
Hoya Topco’s weighted average % allocation of Hoya Intermediate’s net income (loss)	59.5%	59.9%

Net income (loss) attributable to Hoya Topco’s redeemable noncontrolling interests	$42,117	$(3,010)

Schedule of Earnings Per Share, Basic and Diluted
The following tables set forth the computation of basic and diluted net income per share of Class A common stock for the periods where we had Class A and Class B common stock outstanding (in thousands, except share and per share data):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Numerator—basic:
Net income	$30,272	$3,138
Less: Income attributable to redeemable noncontrolling interests	18,090	1,879

Net income attributable to Class A Common Stockholders—basic	12,182	1,259

Denominator—basic:
Weighted average Class A common stock outstanding—basic	77,410,820	79,151,929

Net income per Class A common stock—basic	$0.16	$0.02

Numerator—diluted:
Net income attributable to Class A Common Stockholders—basic	$12,182	$1,259
Net income effect of dilutive securities:
Effect of dilutive Noncontrolling Interest	16,849	1,720
Effect of Exercise Warrants	—	9
Effect of RSUs	20	—

Net income attributable to Class A Common Stockholders—diluted	29,051	2,988

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	77,410,820	79,151,929
Weighted average effect of dilutive securities:
Effect of dilutive Noncontrolling Interest	118,200,000	118,200,000
Effect of Exercise Warrants	—	1,035,625
Effect of RSUs	213,162	26,593

Weighted average Class A common stock outstanding—diluted	195,823,982	198,414,147

Net income per Class A common stock—diluted	$0.15	$0.02

The following tables set forth the computation of basic and diluted net income (loss) per share of Class A common stock for the year ended December 31, 2022 and the period from October 18, 2021 to December 31, 2021 where we had Class A and Class B common stock outstanding (in thousands, except share and per share data):

	2022	2021
Numerator—basic:
Net income (loss)	$70,779	$(6,293)
Less: (Income) loss attributable to redeemable noncontrolling interests	(42,117)	3,010

Net income (loss) attributable to Class A Common Stockholders—basic	28,662	(3,283)

Denominator—basic:
Weighted average Class A common stock outstanding—basic	80,257,247	77,498,775

Net income (loss) per Class A common stock—basic	$0.36	$(0.04)

Numerator—diluted:
Net income (loss) attributable to Class A Common Stockholders—basic	$28,662	$(3,283)
Net income (loss) effect of dilutive securities:
Effect of dilutive Exercise Warrants	55	—
Effect of dilutive RSUs	6	—
Effect of dilutive noncontrolling interests	42,056	—
Effect of dilutive Hoya Intermediate Warrants	—	(123)

Net income (loss) attributable to Class A Common Stockholders—diluted	70,779	(3,406)

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	80,257,247	77,498,775
Weighted average effect of dilutive securities:
Effect of dilutive Exercise Warrants	258,906	—
Effect of dilutive RSUs	28,228	—
Effect of dilutive noncontrolling interests	118,200,000	—

Weighted average Class A common stock outstanding—diluted	198,744,381	77,498,775

Net income (loss) per Class A common stock—diluted	$0.36	$(0.04)

Summary of Potentially Dilutive Securities
The following tables present potentially dilutive securities excluded from the computation of diluted net income per share for the periods presented that could potentially dilute earnings per share in the future:

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
RSUs	991,301	1,292,011
Stock options	9,698,759	6,660,995
Public Warrants and Private Warrants	13,286,644	24,652,569
Exercise Warrants	34,000,000	17,000,000
Hoya Intermediate Warrants	6,000,000	6,000,000
Noncontrolling Interest	—	—

The following tables present potentially dilutive securities excluded from the computation of diluted net income per share for the periods presented that could potentially dilute earnings per share in the future:

	2022	2021
RSUs	1,224,919	1,378,111
Stock options	6,300,837	4,061,486
Public Warrants and Private Warrants	13,286,644	24,652,569
Exercise Warrants	17,000,000	34,000,000
Hoya Intermediate Warrants	6,000,000	4,000,000
Shares of Class B common stock	—	118,200,000